Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2019
Kč in Millions, $ in Millions, $ in Millions
	USD ($)	CZK (Kč)	MXN ($)
Canada, Dollars
Derivative [Line Items]
Derivative, Notional Amount	$ (1,369)
Canada, Dollars | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.31238
Foreign exchange forward contract, Sales Exchange Rate	0.76562
Canada, Dollars | 2020 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 173
Canada, Dollars | 2020 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (759)
Canada, Dollars | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.31855
Foreign exchange forward contract, Sales Exchange Rate	0.76856
Canada, Dollars | 2021 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 19
Canada, Dollars | 2021 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (479)
Canada, Dollars | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.32105
Foreign exchange forward contract, Sales Exchange Rate	0.76649
Canada, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 6
Canada, Dollars | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (263)
Canada, Dollars | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.76140
Canada, Dollars | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (52)
Canada, Dollars | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.75235
Canada, Dollars | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (14)
United States of America, Dollars
Derivative [Line Items]
Derivative, Notional Amount			$ 10,069
United States of America, Dollars | 2020 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04824
Foreign exchange forward contract, Sales Exchange Rate	20.37835
United States of America, Dollars | 2020 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount			6,271
United States of America, Dollars | 2020 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount			(25)
United States of America, Dollars | 2021 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04624
United States of America, Dollars | 2021 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount			2,749
United States of America, Dollars | 2022 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04675
United States of America, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount			$ 1,074
Euro Member Countries, Euro
Derivative [Line Items]
Derivative, Notional Amount	$ 206	Kč 7,626
Euro Member Countries, Euro | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.85601
Foreign exchange forward contract, Sales Exchange Rate	1.15358
Euro Member Countries, Euro | 2020 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03834
Euro Member Countries, Euro | 2020 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 196	4,582
Euro Member Countries, Euro | 2020 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (117)
Euro Member Countries, Euro | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.82944
Foreign exchange forward contract, Sales Exchange Rate	1.21681
Euro Member Countries, Euro | 2021 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03757
Euro Member Countries, Euro | 2021 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 89	2,576
Euro Member Countries, Euro | 2021 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (34)
Euro Member Countries, Euro | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.81676
Foreign exchange forward contract, Sales Exchange Rate	1.21233
Euro Member Countries, Euro | 2022 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03762
Euro Member Countries, Euro | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 48	Kč 468
Euro Member Countries, Euro | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (4)
Euro Member Countries, Euro | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.81607
Foreign exchange forward contract, Sales Exchange Rate	1.19193
Euro Member Countries, Euro | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 23
Euro Member Countries, Euro | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ (2)
Euro Member Countries, Euro | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.83511
Euro Member Countries, Euro | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 7